RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2025
Right Of Use Asset And Lease Liability
RIGHT OF USE ASSET AND LEASE LIABILITY

NOTE 13 — RIGHT OF USE ASSET AND LEASE LIABILITY

The Company has lease contracts for land, buildings and motor vehicles. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets. There are several lease contracts that include extension options which are further discussed below.

a)	The carrying amounts of right-of-use assets are as follows:

	Leasehold land	Leasehold buildings	Total
As at 1 January 2025	$—	$—	$—
Additions	2,232,254	185,370	2,417,624
Depreciation	(50,167)	(51,731)	(101,898)
As at 31 December 2025	$2,182,087	$133,639	$2,315,726

b)	Amounts recognised in profit or loss

	2025	2024
Depreciation of right of use assets	$101,898	$—
Interest expense on lease liabilities	79,939	—
Total amount recognised in profit/loss	$181,837	$—

c)	Total cash outflow

The Company had total cash outflows for leases of US$138,902 (2024: Nil).

Lease liabilities

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2025	2024
Within one year	$259,750	$-
Two to five years	1,237,967	-
Thereafter	9,997,614	-
Gross lease liabilities	11,495,331	-
Less: Imputed interest	(9,194,995)	-
Lease liabilities	$2,300,336	$-

Lease liabilities – Current	$234,169	$-
Lease liabilities - Non-Current	2,066,167	-
	$2,300,336	$-

The weighted average discount rate utilized to calculate the present value of the lease liabilities was 11.30%. The average remaining life of the leases is 68.14.